Investment Strategy - WisdomTree Global Alpha Fund	Oct. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed. The Fund seeks to achieve its investment objective by investing its assets in accordance with a long/short global equity strategy.

The Fund selects investments for the long/short global equity strategy using machine learning models developed by a third-party model provider and trained on historical data to make predictions about a security’s return and/or risk. The model uses historical market and fundamental company data obtained from established third-party institutional data providers. The model provider processes and standardizes this information and uses it to calculate a broad set of security-specific quantitative features. These features are based primarily on well-established quantitative investment concepts documented in academic and practitioner research, including valuation/value, momentum, quality, profitability, size and risk, among other company-specific characteristics (examples include measures derived from security price performance, valuation ratios, profitability, balance-sheet characteristics, earnings and cash flows, company size and historical volatility). The model analyzes these features collectively, and uses historical observations to identify relationships between these features and subsequent security returns and/or risk.

The Fund will be comprised of a U.S. basket and a non-U.S. basket, each with approximately 300-600 positions. The Fund will not invest more than 60% of its assets in issuers domiciled in the U.S.

A company is considered a U.S. company if it conducts its primary business activities (“Primary Business Activities”) in the U.S. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

To be eligible for the U.S. basket, a company must (i) be in the top 2,000 U.S. listed companies by market capitalization; (ii) have a share price above $20 per share as of the screening date (the models screen companies after the close of trading on the last trading day of each month); (iii) be listed on the New York Stock Exchange or The Nasdaq Stock Market LLC; (iv) have an average daily trading volume of more than $3 million for the preceding six months; and (v) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares.

To be eligible for the non-U.S. basket, a company must: (i) be listed on an eligible global stock exchange; (ii) have at least $1 billion market capitalization; (iii) have an average daily trading volume of more than $3 million for the preceding three months; and (iv) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares.

Typically, the long/short global equity strategy is 200% long and approximately 180% short but those percentages will vary over time as the models adapt to market conditions. The long/short global equity strategy exposure generally will be achieved through the use of derivative instruments, including, but not limited to, swaps.

The Fund’s portfolio generally is rebalanced monthly; however, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) may adjust or rebalance the portfolio more or less frequently as it deems appropriate to seek to achieve the Fund’s investment objective. Factors such as market conditions and investment opportunities may cause the Fund’s portfolio to be rebalanced on other than a monthly schedule. Between rebalances, the number of holdings in the Fund and its long/short exposure may vary.

The Fund may invest in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in swap contracts and other derivatives.

The Fund is expected to have significant exposure to the Financials and Information Technology Sectors. Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the U.S. are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).